UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     5/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              96

Form 13F Information Table Value Total:  $      118,187
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                    Common         002824100    1,350   27,512 SH       SOLE       0           0  27,512    0
Alcatel-Lucent                 SPONSORED ADR  013904305    1,203  207,087 SH       SOLE       0           0 207,087    0
Alcoa Inc                      Common         013817101      689   39,018 SH       SOLE       0           0  39,018    0
Anadarko Pete Corp             Common         032511107    2,847   34,751 SH       SOLE       0           0  34,751    0
Apache Corp                    Common         037411105    1,722   13,153 SH       SOLE       0           0  13,153    0
Apple, Inc                     Common         037833100    1,096    3,145 SH       SOLE       0           0   3,145    0
Atlas Air Worldwide Hldgs      Com New        049164205    1,738   24,928 SH       SOLE       0           0  24,928    0
Atwood Oceanics Inc            Common         050095108      386    8,320 SH       SOLE       0           0   8,320    0
Baker Hughes                   Common         057224107      705    9,607 SH       SOLE       0           0   9,607    0
Barrick Gold Corp              Common         067901108    1,723   33,183 SH       SOLE       0           0  33,183    0
BB&T Corp                      Common         054937107    1,044   38,024 SH       SOLE       0           0  38,024    0
BHP Billiton Ltd               SPONSORED ADR  088606108    1,509   15,738 SH       SOLE       0           0  15,738    0
Blackrock Kelso Capital Corp   Common         092533108    1,845  182,300 SH       SOLE       0           0 182,300    0
BP PLC                         SPONSORED ADR  055622104      314    7,105 SH       SOLE       0           0   7,105    0
Bristol-Myers Squibb Co.       Common         110122108      278   10,500 SH       SOLE       0           0  10,500    0
Buckeye Partners LP            Unit Ltd Partn 118230101      735   11,560 SH       SOLE       0           0  11,560    0
Calpine Corp                   Common         131347304      923   58,155 SH       SOLE       0           0  58,155    0
Cameco Corp                    Common         13321L108    1,821   60,625 SH       SOLE       0           0  60,625    0
Cameron International Corp     Common         13342B105    2,188   38,322 SH       SOLE       0           0  38,322    0
Canadian Nat Res Ltd           Common         136385101      593   12,000 SH       SOLE       0           0  12,000    0
Carrizo Oil & Co Inc           Common         144577103      443   12,000 SH       SOLE       0           0  12,000    0
Chevron Corp New               Common         166764100      614    5,712 SH       SOLE       0           0   5,712    0
Cisco Sys Inc                  Common         17275R102      596   34,722 SH       SOLE       0           0  34,722    0
Cooper Industries Ltd          CL A           G24182100    1,656   25,520 SH       SOLE       0           0  25,520    0
Crystallex Int'l Corp          Common         22942F101        2   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                 Common         23251P102      370   11,630 SH       SOLE       0           0  11,630    0
Cytokinetics                   Common         23282W100      210  141,100 SH       SOLE       0           0 141,100    0
DCP Midstream Partners LP      Common         23311P100      950   23,465 SH       SOLE       0           0  23,465    0
Deere & Co                     Common         244199105    2,422   24,995 SH       SOLE       0           0  24,995    0
Devon Energy Corp New          Common         25179M103    3,888   42,364 SH       SOLE       0           0  42,364    0
Diamond Offshore Drilling Inc  Common         25271C102    1,910   24,581 SH       SOLE       0           0  24,581    0
Duncan Energy Partners LP      COM UNITS      265026104      971   23,975 SH       SOLE       0           0  23,975    0
Du Pont E I De Nemours & Co.   Common         263534109    1,533   27,880 SH       SOLE       0           0  27,880    0
El Paso Pipeline Partners LP   COM UNIT LP1   283702108      996   27,500 SH       SOLE       0           0  27,500    0
EMC Corp Mass                  Common         268648102    1,755   66,090 SH       SOLE       0           0  66,090    0
Ensco International Inc        Common         26874Q100    2,002   34,608 SH       SOLE       0           0  34,608    0
Enterprise Prods Partners LP   Common         293792107    2,023   46,973 SH       SOLE       0           0  46,973    0
EQT Corporation                Common         26884L109    1,995   39,980 SH       SOLE       0           0  39,980    0
Exxon Mobil Corp               Common         30231G102    7,550   89,747 SH       SOLE       0           0  89,747    0
FLIR Systems Inc               Common         302445101      386   11,140 SH       SOLE       0           0  11,140    0
Freeport-McMoRan Copper & Gold Common         35671D857      434    7,817 SH       SOLE       0           0   7,817    0
General Electric Co            Common         369604103    1,492   74,387 SH       SOLE       0           0  74,387    0
Goldcorp Inc.                  Common         380956409      462    9,275 SH       SOLE       0           0   9,275    0
Halliburton Co                 Common         406216101    1,338   26,845 SH       SOLE       0           0  26,845    0
Helmerich & Payne Inc          Common         423452101      900   13,100 SH       SOLE       0           0  13,100    0
Honeywell Inc.                 Common         438516106    1,465   24,536 SH       SOLE       0           0  24,536    0
Int'l Business Machines        Common         459200101    1,635   10,029 SH       SOLE       0           0  10,029    0
JP Morgan & Chase & Co         Common         46625H100      517   11,215 SH       SOLE       0           0  11,215    0
Kansas City Southern           Common         485170302      659   12,099 SH       SOLE       0           0  12,099    0
Kinder Morgan Energy Partners  UT LTD PARTNER 494550106    1,067   14,406 SH       SOLE       0           0  14,406    0
Kinder Morgan Management LLC   SHS            49455U100      304   10,250 SH       SOLE       0           0  10,250    0
Lockheed Martin Corp           Common         539830109    1,470   18,281 SH       SOLE       0           0  18,281    0
Magellan Midstream Partners LP COM UNIT RP LP 559080106    1,175   19,625 SH       SOLE       0           0  19,625    0
Main Street Capital Corp       Common         56035L104    3,375  182,902 SH       SOLE       0           0 182,902    0
Microsoft Corp                 Common         594918104    1,444   56,878 SH       SOLE       0           0  56,878    0
Mitsubishi UFJ Finl Group In   SPONSORED ADR  606822104       52   11,390 SH       SOLE       0           0  11,390    0
Molycorp Inc.                  Common         608753109    2,889   48,140 SH       SOLE       0           0  48,140    0
Murphy Oil Corp                Common         626717102      881   12,000 SH       SOLE       0           0  12,000    0
National Feul Gas Co. N J      Common         636180101      540    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc     Common         637071101    3,746   47,252 SH       SOLE       0           0  47,252    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Newfield Exploration           Common         651290108      350    4,600 SH       SOLE       0           0   4,600    0
Newmont Mining Corp            Common         651639106    1,239   22,698 SH       SOLE       0           0  22,698    0
Noble Corporation              Common         G65422100    1,045   22,896 SH       SOLE       0           0  22,896    0
Noble Energy Inc               Common         655044105      348    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                    SPONSORED ADR  66987V109      996   18,322 SH       SOLE       0           0  18,322    0
Occidental Pete Corp           Common         674599105      303    2,897 SH       SOLE       0           0   2,897    0
Oceaneering Int'l Inc          Common         675232102    1,175   13,139 SH       SOLE       0           0  13,139    0
Petrohawk Energy Corp          Common         716495106    2,287   93,185 SH       SOLE       0           0  93,185    0
Petroleo Brasileiro SA Petro   ADR            71654V408    1,926   47,636 SH       SOLE       0           0  47,636    0
Plains All Amern Pipeline      Unit Ltd Partn 726503105    1,202   18,860 SH       SOLE       0           0  18,860    0
Plains Expl & Prodtn Co        Common         726505100      909   25,100 SH       SOLE       0           0  25,100    0
PolyMedix Inc                  Common         73174C100       21   24,520 SH       SOLE       0           0  24,520    0
Potash Corp Sask Inc           Common         73755L107    1,844   31,285 SH       SOLE       0           0  31,285    0
Procter & Gamble Co            Common         742718109      661   10,728 SH       SOLE       0           0  10,728    0
Qep Resources Inc              Common         74733V10       235    5,800 SH       SOLE       0           0   5,800    0
QUALCOMM Inc                   Common         747525103    1,195   21,801 SH       SOLE       0           0  21,801    0
Raytheon Co                    Com New        755111507      851   16,738 SH       SOLE       0           0  16,738    0
Rowan Cos Inc                  Common         779382100    1,208   27,341 SH       SOLE       0           0  27,341    0
Royal Dutch Shell PLC          Spons ADR A    780259206      793   10,888 SH       SOLE       0           0  10,888    0
Sandridge Energy               Common         80007P307    1,976  154,367 SH       SOLE       0           0 154,367    0
Schlumberger Ltd               Common         806857108    2,673   28,658 SH       SOLE       0           0  28,658    0
Seaco Ltd                      Common         G79441104        7   10,468 SH       SOLE       0           0  10,468    0
SM Energy Company              Common         78454L100    1,573   21,200 SH       SOLE       0           0  21,200    0
Southern Co                    Common         842587107      543   14,234 SH       SOLE       0           0  14,234    0
Sprint Nextel Corp             Com Ser 1      852061100      466  100,400 SH       SOLE       0           0 100,400    0
State Street Corp              Common         857477103      288    6,400 SH       SOLE       0           0   6,400    0
Superior Energy Services       Common         868157108      380    9,260 SH       SOLE       0           0   9,260    0
Tidewater Inc                  Common         886423102      419    7,000 SH       SOLE       0           0   7,000    0
Toll Brothers Inc              Common         889478103    1,052   53,185 SH       SOLE       0           0  53,185    0
Transocean Ltd                 Common         G90073100    2,505   32,141 SH       SOLE       0           0  32,141    0
United Technologies Corp       Common         913017109      922   10,889 SH       SOLE       0           0  10,889    0
Vaalco Energy Inc              Common         91851C201      986  127,000 SH       SOLE       0           0 127,000    0
Veolia Environnement SA        Spons ADR      92334N103      460   14,767 SH       SOLE       0           0  14,767    0
Weatherford International Ltd  Common         G95089101      694   30,685 SH       SOLE       0           0  30,685    0
Western Gas Partners LP        Com Unit LP IN 958254104      867   24,820 SH       SOLE       0           0  24,820    0
Weyerhaeuser Co                Common         962166104      962   39,096 SH       SOLE       0           0  39,096    0


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